Other Comprehensive Income, Cumulative OCI Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cumulative OCI balances [Abstract]
Balance, beginning of period	$ 185,712		$ 197,066
Other comprehensive income (loss), after tax	(1,897)	$ 1,505	4,544
Balance, end of period	190,110	185,712
AOCI including portion attributable to noncontrolling interest [Member]
Cumulative OCI balances [Abstract]
Net unrealized gains (losses) arising during the period	(2,138)	1,397	4,125
Amounts reclassified from accumulated other comprehensive income	241	108	419
Other comprehensive income (loss), after tax	(1,897)	1,505	4,544
Debt securities [Member]
Cumulative OCI balances [Abstract]
Net unrealized gains (losses) arising during the period	(2,311)	1,747	4,102
Amounts reclassified from accumulated other comprehensive income	(64)	(260)	91
Other comprehensive income (loss), after tax	(2,375)	1,487	4,193
Fair value hedges [Member]
Cumulative OCI balances [Abstract]
Net unrealized gains (losses) arising during the period	61	(24)	(2)
Amounts reclassified from accumulated other comprehensive income	0	0	0
Other comprehensive income (loss), after tax	61	(24)	(2)
Cash flow hedges [Member]
Cumulative OCI balances [Abstract]
Net unrealized gains (losses) arising during the period	(9)	8	(16)
Amounts reclassified from accumulated other comprehensive income	107	165	225
Other comprehensive income (loss), after tax	98	173	209
Defined benefit plans adjustments [Member]
Cumulative OCI balances [Abstract]
Net unrealized gains (losses) arising during the period	150	(384)	(30)
Amounts reclassified from accumulated other comprehensive income	199	203	103
Other comprehensive income (loss), after tax	349	(181)	73
Foreign currency translation adjustments [Member]
Cumulative OCI balances [Abstract]
Net unrealized gains (losses) arising during the period	(29)	50	71
Amounts reclassified from accumulated other comprehensive income	(1)	0	0
Other comprehensive income (loss), after tax	(30)	50	71
Total Wells Fargo stockholders' equity [Member]
Cumulative OCI balances [Abstract]
Other comprehensive income (loss), after tax	(1,896)	1,505	4,544
Cumulative other comprehensive income, parent [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period	194	(1,311)	(6,336)
Other comprehensive income (loss), after tax	(1,896)	1,505	4,544
Balance, end of period	(1,702)	194	(1,311)
Cumulative other comprehensive income, parent [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member] | Accounting Standards Update 2017-08 [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period			481
Cumulative other comprehensive income, parent [Member] | Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member] | Accounting Standards Update 2017-08 [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period			(5,855)
Debt securities, parent [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period	3,039	1,552	(3,122)
Balance, end of period	665	3,039	1,552
Debt securities, parent [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member] | Accounting Standards Update 2017-08 [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period			481
Debt securities, parent [Member] | Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member] | Accounting Standards Update 2017-08 [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period			(2,641)
Fair value hedges, parent [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period	(204)	(180)	(178)
Balance, end of period	(143)	(204)	(180)
Fair value hedges, parent [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member] | Accounting Standards Update 2017-08 [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period			0
Fair value hedges, parent [Member] | Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member] | Accounting Standards Update 2017-08 [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period			(178)
Cash flow hedges, parent [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period	(125)	(298)	(507)
Balance, end of period	(27)	(125)	(298)
Cash flow hedges, parent [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member] | Accounting Standards Update 2017-08 [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period			0
Cash flow hedges, parent [Member] | Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member] | Accounting Standards Update 2017-08 [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period			(507)
Defined benefit plans adjustments, parent [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period	(2,404)	(2,223)	(2,296)
Balance, end of period	(2,055)	(2,404)	(2,223)
Defined benefit plans adjustments, parent [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member] | Accounting Standards Update 2017-08 [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period			0
Defined benefit plans adjustments, parent [Member] | Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member] | Accounting Standards Update 2017-08 [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period			(2,296)
Foreign currency translation adjustments, parent [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period	(112)	(162)	(233)
Balance, end of period	(142)	(112)	(162)
Foreign currency translation adjustments, parent [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member] | Accounting Standards Update 2017-08 [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period			0
Foreign currency translation adjustments, parent [Member] | Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member] | Accounting Standards Update 2017-08 [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period			(233)
Noncontrolling interests [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period	1,032	838	900
Other comprehensive income (loss), after tax	(1)	0	0
Balance, end of period	2,504	1,032	838
Cumulative other comprehensive income, noncontrolling Interests [Member]
Cumulative OCI balances [Abstract]
Other comprehensive income (loss), after tax	(1)	0	0
Debt securities, noncontrolling interest [Member]
Cumulative OCI balances [Abstract]
Other comprehensive income (loss), after tax	(1)	0	0
Fair value hedges, noncontrolling interest [Member]
Cumulative OCI balances [Abstract]
Other comprehensive income (loss), after tax	0	0	0
Cash flow hedges, noncontrolling interest [Member]
Cumulative OCI balances [Abstract]
Other comprehensive income (loss), after tax	0	0	0
Defined benefit plans adjustments, noncontrolling interest [Member]
Cumulative OCI balances [Abstract]
Other comprehensive income (loss), after tax	0	0	0
Foreign currency translation adjustments, noncontrolling interest [Member]
Cumulative OCI balances [Abstract]
Other comprehensive income (loss), after tax	$ 0	$ 0	$ 0